SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On February 24, 2023, the Company announced it had closed its previously announced “best efforts” brokered private placement offering under which 4,437,184 common shares of the Company (the “Common Shares”) were issued at a price of $1.75 per Common Share for gross proceeds of $7,765,072.00 (the “Offering”) through a syndicate of agents. In connection with the Offering, the Company (i) paid to the agents a cash commission equal to 6% of the gross proceeds (other than on certain president’s list purchasers on which a cash commission of 3% was paid), and (ii) issued to the agents that number of non-transferable broker warrants of the Company (the “Broker Warrants”) as is equal to 6% of the number of Common Shares sold under the Offering (other than on Common Shares issued to president’s list purchasers on which Broker Warrants equal to 3% were issued). Each Broker Warrant is exercisable to acquire one Common Share at an exercise price of $1.75 per Common Share until February 24, 2025. A total of of 221,448 broker warrants were issued to the agents of the Private Placement

On March 17, 2023, the Company announced that it has entered into an amended and restated promissory note (the “A&R Promissory Note”) extending the maturity of its previously issued $7,000,000 promissory note from March 22, 2023 to November 24, 2023 (the “Extension”). The A&R Promissory Note is held by Pinnacle Island LP, an arm’s-length limited partnership formed under the laws of the Province of Ontario (the “Lender”). All other terms of the Promissory Note remain the same. In connection with the Extension and entry into of the A&R Promissory Note, the Company paid an amendment and restatement fee of $225,000 and issued 350,000 non-transferrable common share purchase warrants (the “Warrants”) to the Lender. Each Warrant is exercisable to acquire one common share of the Company (the “Common Shares”) at a price of $1.75 per Common Share for a period of one year from date of the A&R Promissory Note. In connection with the Extension and issuance of the Warrants, the 119,229 common share purchase warrants previously issued to the Lender in connection with the initial issuance of the promissory note have been cancelled concurrently with the Extension. The Warrants and any Common Shares issuable on exercise of the Warrants are subject to a statutory four-month hold period under applicable Canadian securities laws from the date of issue.

On April 13, 2023, the Company extended to October 16, 2023 the expiry date of a total of 643,299 common share purchase warrants of the Company (collectively, the “Subject Warrants”), which were scheduled to expire on April 16, 2023. Each of the Subject Warrants entitles the holder thereof to purchase one common share of the Company at a price of $1.75 per share (on a post-consolidation basis). Other than the extension of the Subject Warrants from April 16, 2023 to October 16, 2023, all other terms and conditions of the Subject Warrants remain unchanged.